Streams and other interests (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Other comprehensive income (loss)		$ 400
Legal and professional fees	$ 169	$ (870)	$ (163)
Total cash consideration	55,950
Discount rate
Statement [Line Items]
Other comprehensive income (loss)	2,100
Realized margins
Statement [Line Items]
Other comprehensive income (loss)	$ 2,900